Transactions with Related Parties, Series E Perpetual Convertible Preferred Shares (Details)	12 Months Ended
Dec. 31, 2025 shares
Series E Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares)	0